Summary of significant accounting policies - Estimated Useful Lives of Property and Equipment (Detail)	12 Months Ended
Dec. 31, 2012
Leasehold improvements [Member] | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated life of property and equipment	P1Y
Leasehold improvements [Member] | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated life of property and equipment	P3Y
Advertisement display equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated life of property and equipment	P5Y
Furniture fixtures and office equipment [Member]
Property, Plant and Equipment [Line Items]
Estimated life of property and equipment	P5Y
Motor vehicles [Member]
Property, Plant and Equipment [Line Items]
Estimated life of property and equipment	P5Y